Personnel expenses - Disclosure of Detailed Information about Employee Expenses (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Personnel Expenses [Abstract]
Salaries	SFr (27,031)	SFr (27,022)	SFr (27,737)
Share-based compensation (non-cash effective)	(4,105)	(5,207)	(5,088)
Pension costs	(1,467)	(2,632)	(3,192)
Social security costs	(2,449)	(2,201)	(2,399)
Other personnel expenses	(2,644)	(2,954)	(1,473)
Personnel expenses	SFr (37,696)	SFr (40,016)	SFr (39,889)